Fees Summary	Feb. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,544,000
Previously Paid Amount	0.00
Total Fee Amount	2,422.83
Total Offset Amount	0.00
Net Fee	2,422.83
Narrative - Max Aggregate Offering Price	$ 17,544,000
Final Prospectus	true